TRANSFERS (Details) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Transfer to plan due to changes in employment status	$ 22,785,158
Transfer from plan due to changes in employment status	1,416,775
Transfer from plan due to disposition	$ 382,548,187